John Hancock Equity Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated May 1, 2007

John Hancock Classic Value Fund

Effective October 1, 2007, the fund will be re-opened to new investors. Fund management will continue to monitor market conditions and other relevant factors and may determine to close the fund to new investors at some point in the future.

The following sentence at the top of page 6 for John Hancock Classic Value Fund is deleted:

“This fund is generally closed to new investors (see “Opening an Account” on page 35 for details)”

In addition, in the “YOUR ACCOUNT” section, under the heading “Opening an Account” on page 35, item number two has been deleted and replaced with the following:

2.	Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

•	All John Hancock funds:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

•	There is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC.`

October 1, 2007

John Hancock Equity Funds

Supplement to the Institutional Class I Shares Prospectus

dated May 1, 2007

John Hancock Classic Value Fund

Effective October 1, 2007, the fund will be re-opened to new investors. Fund management will continue to monitor market conditions and other relevant factors and may determine to close the fund to new investors at some point in the future.

The following sentence at the top of page 6 for John Hancock Classic Value Fund is deleted:

“This fund is generally closed to new investors (see “Opening an Account” on page 28 for details)”

In addition, in the “YOUR ACCOUNT” section, under the heading “Opening an Account” on page 28, item number three has been deleted and replaced with the following:

3.

Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

October 1, 2007